Note 23 - Subsequent Event (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Feb. 26, 2021	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Payments to Acquire Businesses, Net of Cash Acquired, Total		$ 48,403	$ 292,053	$ 67,932
Subsequent Event [Member] | VitaDex Solutions, LLC [Member]
Payments to Acquire Businesses, Net of Cash Acquired, Total	$ 36,000